Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending June 30, 2026	¥ 1,278,542
For the year ending June 30, 2027	2,138,481
For the year ending June 30, 2028	828,235
For the year ending June 30, 2029	20,000
Total lease payments	4,265,258
Less: imputed interest	(127,396)
Present value of lease liabilities	¥ 4,137,862	¥ 4,012,925